Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And Other Operating Income [Line Items]
Estimated and unbilled sales of energy	$ 434,442,879	$ 310,301,370	$ 209,288,934
Revenue form differential in price	77,973,766
Amount of revenue transfer to final customers through its subsidiary	25,154,565
Foregoing revenue recognized	121,117,605
Revenue recovered from customers with unrecorded consumption	3,084,840	2,746,764	2,847,740
Revenues from late payment of invoice amount	456,781	485,684	675,202
Revenues from other operating income services	6,131,609	6,711,675	7,473,012
Revenues from water sales	1,408,798	498,577	542,927
Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	7,290,456	3,589,156	1,881,702
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	35,598,366	45,768,456	36,878,861
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	17,334,983	20,432,048	20,246,633
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	10,324,464	9,100,691	6,173,077
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	27,014,443	24,818,503	26,636,066
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	5,749,102	9,367,933	12,470,709
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	$ 21,407,325	$ 18,975,909	$ 19,629,502